Purchase price allocation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Purchase Price Consideration [Line Items]
Total revenues	$ 78,483	$ 75,855
Net income (loss)	$ 32,592	$ (9,179)